CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
NON CURRENT ASSETS
Property, plant and equipment	$ 3,507	$ 3,316
Intangible assets	151	161
Right-of-use assets	16	0
Deferred tax assets	28	2
Investments in joint ventures and associates	511	407
Financial assets at amortized cost	18	0
Financial assets at fair value through profit and loss	11	11
Other assets	1	1
Trade and other receivables	79	253
Total non current assets	4,322	4,151
CURRENT ASSETS
Inventories	153	137
Financial assets at amortized cost	54	35
Financial assets at fair value through profit and loss	365	405
Derivative financial instruments	4	0
Trade and other receivables	561	703
Cash and cash equivalents	225	241
Total current assets	1,362	1,521
Total assets	5,684	5,672
SHAREHOLDERS' EQUITY
Share capital	46	50
Share capital adjustment	260	260
Share premium	510	491
Treasury shares	1	0
Treasury shares adjustment	1	4
Treasury shares cost	(44)	(39)
Legal reserve	42	24
Voluntary reserve	422	195
Other reserves	(18)	(13)
Retained earnings	726	403
Other comprehensive income	(29)	(9)
Equity attributable to owners of the company	1,917	1,366
Non-controlling interest	492	429
Total equity	2,409	1,795
NON CURRENT LIABILITIES
Investments in joint ventures and associates	4	4
Provisions	145	146
Income tax and minimum notional income tax provision	10	27
Deferred revenue	5	7
Taxes payables	4	14
Deferred tax liabilities	368	407
Defined benefit plans	27	31
Salaries and social security payable	4	4
Borrowings	1,764	1,835
Trade and other payables	90	220
Total non current liabilities	2,421	2,695
CURRENT LIABILITIES
Provisions	20	23
Income tax and minimum notional income tax provision	53	29
Taxes payables	72	54
Defined benefit plans	4	4
Salaries and social security payable	65	72
Derivative financial instruments	3	1
Borrowings	183	342
Trade and other payables	454	657
Total current liabilities	854	1,182
Total liabilities	3,275	3,877
Total liabilities and equity	$ 5,684	$ 5,672